Long-Term Debt Future Minimum Principal Payments of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 4,404
2015	1,145
2016	758
2017	538
2018	220
Thereafter	97
Long-term Debt	$ 7,162